Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Insurance and Self-Insurance Reserves [Abstract]
Insurance Liabilities	$ 170	$ 152
Cost of Goods Sold and Occupancy Costs [Abstract]
Percentage of Purchases from Largest Supplier	32.00%	31.80%	31.60%
Direct Store Expenses [Abstract]
Advertising Expense	$ 89	$ 63	$ 56
Pre-opening Expenses [Abstract]
Average period for pre-opening rent expense (in months)	9 months
Average period for pre-opening costs other than rent (in days)	60 days
Minimum [Member]
Reserves for Closed Properties [Abstract]
Remaining Lease Terms, Closed Properties	3 months
Maximum [Member]
Reserves for Closed Properties [Abstract]
Remaining Lease Terms, Closed Properties	9 years
Contract-Based Intangible Assets [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Weighted Average Life (in years)	16 years
Marketing-Related and Other Intangible Assets [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Weighted Average Life (in years)	2 years